GENERAL (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Inventory [Line Items]
Accumulated deficit	$ (56,456)		$ (57,096)
Net cash provided by operating activities	$ 2,964	$ 1,533